              As filed with the Securities and Exchange Commission on 10-08-2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811- 21141


                                 OPTIMUM Q FUNDS
               (Exact name of registrant as specified in charter)


                             125 CambridgePark Drive
                               Cambridge, MA 02140
               (Address of principal executive offices) (Zip code)


                                  John Sherman
                             125 CambridgePark Drive
                               Cambridge, MA 02140
                     (Name and address of agent for service)


                                 (617)-234-2200
               Registrant's telephone number, including area code



Date of fiscal year end: July 31, 2003


Date of reporting period: July 31, 2003

Item 1. Report to Stockholders.




                                [OPTIMUM LOGO]


                                 Annual Report
                                 July 31, 2003


                         Optimum Q - All Cap Core Fund
                        Optimum Q - Balanced Growth Fund
                     Optimum Q - Capital Conservation Fund

                               TABLE OF CONTENTS

Letter From the Manager
Schedule of Investments
  All Cap Core Fund........    1
  Balanced Growth Fund.....    5
  Capital Conservation
    Fund...................   12
Statement of Assets and
  Liabilities..............   18
Statement of Operations....   20
Statement of Changes in
  Net Assets...............   21
Financial Highlights.......   24
Notes to Financial
  Statements...............   25
Report of the Independent
  Auditors.................   32
Directors & Officers
  Information..............   33

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Letter From the President

                                                                  September 2003

Dear Shareholder,

On October 1, 2002 the Optimum Q'TM' Funds began operating with three funds, just a single investor, and $100,000 in assets under management. Today, ten months later, we have a second share class of our All Cap Core Fund, nearly 600 investors and over $111 million under management. It has been an eventful period to say the least.

The investment environment has been similarly eventful, highlighted by a military conflict, a still struggling economic recovery and, not surprisingly, extremely volatile markets. Domestic equity market performance has taken a rollercoaster ride, rising in the fourth quarter of last year on an improving economic outlook, dropping off in the first quarter as fears of a conflict with Iraq became a reality, and then surging again in a relief rally as the war subsided and hopes for a second-half rally grew. All in all the market, as exhibited by the S&P 500 index, finished the ten-month period up 23.33%.

Bond market performance followed an equally volatile path. A combination of factors including but not limited to economic weakness, excess capacity, and high productivity contributed to the Federal Reserve altering its focus from preventing inflation to addressing the potential for disinflation in the economy. In response, the Fed lowered the target Fed Funds Rate to a 45-year low of 1.0% and indicated that rates could be maintained at low levels for an undefined 'considerable period'. The bond market reacted severely to this change in focus -- and lack of clarity in the Fed's comments -- by first driving down the yield on the benchmark 10-year Treasury note to half-century lows, and then reversing itself in July with a 100 basis point increase in the 10-year rate leading to the worst month for bond returns since early 1980.

Throughout these tumultuous ten months we have consistently applied our investment strategies and remained focused on the long-term. It is our conviction that adhering to a disciplined investment approach and not reacting haphazardly to short-term market swings is the most prudent course of action. Although history shows that the benefit of evaluating performance over such a short period is generally limited, we are nonetheless pleased with our results thus far and are confident that our Fund Family has taken the first few steps toward building a strong long-term track record.

We are cautiously optimistic that the investment environment will improve as some stability returns and are confident that our Funds are well-positioned to generate solid results. As always, we will strive to implement our strategies to the best of our abilities in order to help you achieve your investment objectives. We are thankful for your support, which has made our Fund Family's successful launch possible, and for your patience as we continue to develop our customer service platform. If you have any thoughts or questions, please call us at 1-866-784-6867 (1-86-OPTIMUMQ), or visit our web site at www.optimumqfunds.com.


Best regards,


R. Schorr Berman

R. Schorr Berman




Past performance does not guarantee future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

For this letter and the discussions that follow, please refer to the report section for standardized performance, index information and portfolio holdings. Indices mentioned are unmanaged and are commonly used to measure the performance of U.S. securities. You cannot invest directly in an index. Portfolio holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus. Quasar Distributors, LLC, Distributor 09/03

ALL CAP CORE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The last ten months have seen significant shifts in equity market sentiment. In the fourth quarter of 2002 the market gained convincingly for the first time since the collapse in March of 2000, anticipating the beginning of an economic recovery. The market then reversed course in the first quarter of 2003, precipitated by the Iraqi war, and has since turned positive again through July. During the up markets of fourth quarter 2002 and since the first quarter of this year, the market has been driven primarily by lower quality, more volatile stocks. The performance of large capitalization stocks has trailed that of small capitalization stocks for most of the period. Sectors such as information technology, which were devastated during the three year bear market, have risen strongly based primarily on speculative assumptions, rather than firm company guidance on increased future earnings. The NASDAQ, as one measure of the speculative activity, has outperformed the broader market indices (the Russell 3000 and S&P 500) by more than two fold since the inception of the Fund. This is typical of what is experienced during snapback rallies.

The Fund's stock selection is driven purely by fundamental variables, and for that reason can be expected to trail the market in more speculative periods. The portfolio has been underweight in the information technology sector throughout the life of the Fund, which has caused a good portion of its underperformance. In addition an overweight in the financial services and consumer durables sectors, companies with strong fundamentals yet sensitivity to sudden and dramatic interest rate movements, contributed to the underperformance in July when interest rates rose dramatically.

Over the short life of the Fund, the portfolio has gradually increased its exposure to growth companies; however, until future earnings guidance for growth companies, particularly in the information technology sector, gets stronger the portfolio will avoid overweighting them. The Fund's portfolio will continue to be built based on fundamentals, not on emotional factors, and history has taught us that markets revert to fundamentals over the long run.

                                    [GRAPH]


              Optimum Q'TM'                                Lipper Multi-Cap
            All Cap Core Fund     Russell 3000 Index       Core Fund Index
10/01/02          10000                  10000                   10000
1/31/03           10534                  10538                   10453
7/31/03           11775                  12454                   12268

Optimum Q'TM' All Cap Core Fund -- Memorial Class

This chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIOD OCTOBER 1, 2002 THROUGH JULY 31, 2003_
------------------------------------------------------------------

Optimum Q'TM' All Cap Core Fund -- Memorial Class..........  17.75%
Russell 3000 Index.........................................  24.54%
Lipper Multi-Cap Core Fund Index...........................  22.68%

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

BALANCED GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The volatile investment markets of the past ten months provided a good environment to demonstrate the merits of the Fund's diversified approach. The Fund returned 14.18% over the period compared to 15.09% for the Lipper Balanced Fund Index. The underperformance can largely be attributed to a slow start in the Fund's initial month when it was operating with only a de minimus level of assets. Fund performance was also outpaced by the S&P 500 Index, which returned 23.33%, but as a result of its diversification into assets beyond domestic equities, the Fund's returns did fluctuate in a less volatile manner over the period. For example, during the first quarter of 2003 when domestic equity markets stumbled, as exhibited by the S&P's - 3.15% return, the Fund was down just 0.68%. Over a longer time horizon, the Fund's diversified approach is designed to yield more comparable performance along with the relative stability of the sort demonstrated over these first ten months.

The Fund's largest allocation over the period was to U.S. equities, targeted at 50% of Fund assets. These investments, managed under our proprietary All Cap Core strategy, contributed positively to the Fund's results. Allocations to real estate investment trusts and international equities, targeted at 15% and 10% of the Fund, respectively, also boosted performance and helped smooth results when returns from the U.S. equity market fluctuated during the period. The Fund's fixed income investments were limited to a 20% target allocation as our outlook for fixed income returns was somewhat muted by the low level of interest rates and the potential negative impact an upturn in rates would have on these investments. Fixed income returns hurt results overall as the Fund was positioned very conservatively with exposure to both interest rate and credit risk tightly managed. As of month-end July, the duration of the Fund's fixed income investments was just 1.6 years, while instruments bearing credit risk were limited to 3.5% of Fund assets and all carried an investment grade rating. This conservative positioning paid off late in the period when interest rates increased dramatically and contributed to the Fund's relative outperformance versus its peers in July.

Amidst some emerging signals of an improving economy, the Fund will maintain its diversified approach with some adjustments to targeted allocations possible should more concrete evidence of a more rapid recovery become evident. Fixed income investments will continue to be positioned with a bias towards higher interest rates (portfolio duration will be kept short) and the allocation to credit-sensitive instruments will likely increase from the current low level.

                                        [GRAPH]

                   Optimum Q'TM'
               Balanced Growth Fund     S&P 500 Index     Lipper Balanced Fund Index
10/01/02              10000                 10000                   10000
1/31/03               10292                 10560                   10389
7/31/03               11418                 12333                   11509

Optimum Q'TM' Balanced Growth Fund

This chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIOD OCTOBER 1, 2002 THROUGH JULY 31, 2003_
------------------------------------------------------------------

Optimum Q'TM' Balanced Growth Fund.........................  14.18%
S&P 500 Index..............................................  23.33%
Lipper Balanced Fund Index.................................  15.09%

The S&P 500 consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The '500' is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

Past performance does not guarantee future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

CAPITAL CONSERVATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The last ten months presented a challenging environment for the Fund which returned 0.82%, underperforming the Lipper Short Term Investment Grade Index and the Salomon Smith Barney 1-year Treasury Index which yielded 2.33% and 1.45%, respectively. Corporate accounting scandals, a floundering recovery, military conflict, deflationary fears, and decades-low short term interest rates all were factors that needed to be considered in the Fund's management. Faced with these issues, the Fund was positioned conservatively relative to its peers with respect to both interest rate and credit risk -- the two primary types of risk the Fund faces. The resulting underperformance compared to the Lipper Index is disappointing, but not altogether unexpected given the Fund's conservative posture. Compared to the even more conservative benchmark, the 1-year Treasury Index, results were similar until July when the Fund's slightly longer duration (1.3 versus 1.0 years) hurt relative performance in what was an extremely volatile market.

Early in the period, the Fund bore virtually no credit risk, with investments focused on government, agency and AAA-rated asset and mortgage backed instruments. While some investment grade corporate issues were added during the period, they still accounted for just 7.2% of the portfolio as of month-end July. This decision hurt performance relative to the Lipper Index as yields on credit-sensitive assets declined on strong demand for corporate debt instruments. Similarly, the Fund's duration was kept short in light of our view that the risk of loss from rising rates outweighed the potential for gains from any declines in what were already low interest rate levels. This too hindered relative performance as rates generally fell through mid-June before a severe reversal in July.

Compared to its peers, the Fund's conservative positioning began to pay off in July when interest rates surged and the Treasury yield curve steepened. For the month, the Fund returned a disappointing - 0.6%, but outperformed the - 0.9% result for the Lipper Index. Despite the poor return for the month, the change in rates has led to what is arguably a healthier environment for the Fund, and our near-term outlook is optimistic. An emphasis on seasoned mortgage-backed instruments with minimal sensitivity to rising interest rates should begin to pay off as mortgage refinancing slows this fall in response to the higher rates. Further, a steeper curve anchored at the short end by a 1.0% target Fed Funds Rate offers the opportunity to implement `roll-down' trades where securities can appreciate in value over time as they reprice at lower yields.

                                        [GRAPH]

                    Optimum Q'TM'                                       Lipper Short-Term
              Capital Conservation Fund     SSBI-Year Treasury     Investment Grade Funds Index
10/01/02                10000                      10000                      10000
1/31/03                 10017                      10072                      10155
7/31/03                 10082                      10126                      10233

Optimum Q'TM' Capital Conservation Fund

This chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIOD OCTOBER 1, 2002 THROUGH JULY 31, 2003_
------------------------------------------------------------------

Optimum Q'TM' Capital Conservation Fund.....................  0.82%
Salomon Smith Barney 1-Year Treasury Index..................  1.45%
Lipper Short-Term Investment Grade Funds Index..............  2.33%

The Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index ('Salomon Smith Barney 1-Year Treasury Index') is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short-Term Investment Grade Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade funds category. These Funds, by portfolio practice, invest primarily in investment grade debt issues (rated in top four grades) with dollar weighted average maturities of six months to three years.

Past performance does not guarantee future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS                                  96.48%
--------------------------------------------------------------------------------
             BANKING                            5.95%
     8,550   Regions Financial Corporation                           $   308,655
    11,200   SunTrust Banks, Inc.                                        682,080
     9,900   Wells Fargo & Company                                       500,247
                                                                     -----------
                                                                       1,490,982
--------------------------------------------------------------------------------
             BIOTECHNOLOGY                      2.16%
     6,700   Genentech, Inc.*                                            541,025
---------------------------------------------------------------------------------
             BUILDING & HOUSING                 3.26%
     3,600   Centex Corporation                                          261,252
     1,200   KB HOME                                                      67,932
     2,700   Lennar Corporation -- Class A                               176,013
       355   M.D.C. Holdings, Inc.                                        17,665
       300   NVR, Inc.*                                                  122,700
     2,800   Pulte Homes, Inc.                                           171,136
                                                                     -----------
                                                                         816,698
--------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT           0.35%
     1,800   ADTRAN, Inc.                                                 87,912
--------------------------------------------------------------------------------
             COMPUTER PERIPHERALS               0.93%
     4,100   SanDisk Corporation*                                        232,429
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS                  4.35%
    12,400   The Proctor & Gamble Company                              1,089,588
--------------------------------------------------------------------------------
             CONSUMER SERVICES                  1.46%
     8,600   H&R Block, Inc.                                             364,554
--------------------------------------------------------------------------------
             DRUGS                              4.75%
    17,900   Merck & Co. Inc.                                            989,512
     4,400   Wyeth                                                       200,552
                                                                     -----------
                                                                       1,190,064
--------------------------------------------------------------------------------
             E-COMMERCE                         1.55%
     9,300   Amazon.com, Inc.*                                           387,996
--------------------------------------------------------------------------------
             EDUCATION                          3.69%
    10,100   Apollo Group, Inc. -- Class A*                              654,076
     2,000   Career Education Corporation*                               166,800
     1,900   Corinthian Colleges, Inc.*                                  103,759
                                                                     -----------
                                                                         924,635

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   96.48%
--------------------------------------------------------------------------------
             FINANCIAL SERVICES                 10.04%
     1,200   Affiliated Managers Group, Inc.*                        $    78,504
     5,000   The Bear Stearns Companies Inc.                             335,000
     6,500   Citigroup Inc.                                              291,200
    14,100   Fannie Mae                                                  902,964
    10,400   The Goldman Sachs Group, Inc.                               906,256
                                                                     -----------
                                                                       2,513,924
--------------------------------------------------------------------------------
             HEALTHCARE SERVICES & SUPPLIES      5.00%
       250   Biosite Incorporated*                                        10,785
    19,700   UnitedHealth Group Incorporated                           1,026,173
     3,500   Varian Medical Systems, Inc.*                               214,760
                                                                     -----------
                                                                       1,251,718
--------------------------------------------------------------------------------
             INSURANCE                           7.67%
    28,550   The Allstate Corporation                                  1,085,756
     1,100   LandAmerica Financial Group, Inc.                            50,699
     7,050   Old Republic International Corporation                      243,366
       400   The Progressive Corporation                                  26,396
       850   Protective Life Corporation                                  24,769
     7,000   SAFECO Corporation                                          260,610
       650   Stewart Information Services Corporation*                    18,843
     5,200   Torchmark Corporation                                       211,328
                                                                     -----------
                                                                       1,921,767
--------------------------------------------------------------------------------
             INTERNET                            0.81%
     6,500   Yahoo! Inc.*                                                202,345
--------------------------------------------------------------------------------
             LEISURE & GAMING                    1.84%
    18,100   International Game Technology                               460,645
--------------------------------------------------------------------------------
             METALS                              0.91%
     4,600   Nucor Corporation                                           226,872
--------------------------------------------------------------------------------
             NETWORKING PRODUCTS                 4.40%
    56,400   Cisco Systems, Inc.*                                      1,100,928

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   96.48%
--------------------------------------------------------------------------------
             OIL & GAS                        10.20%
    12,300   Anadarko Petroleum Corporation                          $   538,740
     4,400   ChevronTexaco Corporation                                   317,284
     1,200   Forest Oil Corporation*                                      27,396
     1,100   The Houston Exploration Company*                             35,321
     5,000   Kerr-McGee Corporation                                      220,000
    16,600   Marathon Oil Corporation                                    427,284
     1,800   Noble Energy, Inc.                                           65,700
    21,800   Occidental Petroleum Corporation                            712,642
     1,200   Stone Energy Corporation*                                    46,332
     4,400   Sunoco, Inc.                                                162,800
                                                                     -----------
                                                                       2,553,499
--------------------------------------------------------------------------------
             RESTAURANTS                       0.28%
     2,000   CBRL Group, Inc.                                             70,480
--------------------------------------------------------------------------------
             RETAIL                            6.73%
     1,900   Advance Auto Parts, Inc.*                                   129,067
     5,050   AutoZone, Inc.*                                             420,463
    30,600   The Home Depot, Inc.                                        954,720
     8,450   Safeway Inc.*                                               180,408
                                                                     -----------
                                                                       1,684,658
--------------------------------------------------------------------------------
             SAVINGS & LOANS                   3.99%
     2,450   Astoria Financial Corporation                                68,943
     1,300   Commercial Federal Corporation                               29,718
       800   FirstFed Financial Corp.*                                    30,320
     7,700   Golden West Financial Corporation                           636,020
     5,900   Washington Mutual, Inc.                                     232,932
                                                                     -----------
                                                                         997,933
--------------------------------------------------------------------------------
             SEMICONDUCTORS                    4.39%
    44,100   Intel Corporation                                         1,100,295
--------------------------------------------------------------------------------
             SOFTWARE                          1.59%
     1,500   Electronic Arts Inc.*                                       126,000
    10,300   Microsoft Corporation                                       271,920
                                                                     -----------
                                                                         397,920
--------------------------------------------------------------------------------
             TEXTILES & APPAREL                0.23%
     1,300   The Timberland Company -- Class A*                           58,266

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----

             COMMON STOCKS -- (CONTINUED)                   96.48%
--------------------------------------------------------------------------------
             UTILITY -- ELECTRIC                   5.17%
    13,500   Entergy Corporation                                     $   695,385
     7,200   Exelon Corporation                                          413,784
     3,000   Peabody Energy Corporation                                   92,070
     3,350   Wisconsin Energy Corporation                                 94,303
                                                                     -----------
                                                                       1,295,542
--------------------------------------------------------------------------------
             UTILITY -- GAS                        0.45%
     1,600   Energen Corporation                                          55,520
     2,200   WGL Holdings Inc.                                            56,122
                                                                     -----------
                                                                         111,642
--------------------------------------------------------------------------------
             UTILITY -- TELEPHONE                  4.33%
    31,100   Verizon Communications Inc.                               1,084,146
                                                                     -----------
             TOTAL COMMON STOCKS
             (COST $22,683,047)                                       24,158,463
                                                                     -----------

 PRINCIPAL
  AMOUNT
  ------

             SHORT-TERM INVESTMENTS                          5.61%
--------------------------------------------------------------------------------
             MONEY MARKET MUTUAL FUNDS             5.61%
$1,404,092   SEI Daily Income Trust Government
             Fund -- Class B                                           1,404,092
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $1,404,092)                                        1,404,092
                                                                     -----------
             TOTAL INVESTMENT IN SECURITIES
              (COST $24,087,139)                           102.09%    25,562,555
                                                                     -----------
             LIABILITIES, LESS OTHER ASSETS                 (2.09%)     (522,196)
                                                                     -----------
             NET ASSETS                                    100.00%   $25,040,359
                                                                     -----------
                                                                     -----------

* Non-income producing security.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS                                  64.56%
--------------------------------------------------------------------------------
             BANKING                            3.18%
     8,300   Regions Financial Corporation                           $   299,630
    11,100   SunTrust Banks, Inc.                                        675,990
     6,800   Wells Fargo & Company                                       343,604
                                                                     -----------
                                                                       1,319,224
--------------------------------------------------------------------------------
             BIOTECHNOLOGY                      1.15%
     5,900   Genentech, Inc.*                                            476,425
--------------------------------------------------------------------------------
             BUILDING & HOUSING                 1.71%
     3,150   Centex Corporation                                          228,596
     1,650   KB HOME                                                      93,406
     2,300   Lennar Corporation -- Class A                               149,937
       300   NVR, Inc.*                                                  122,700
     1,900   Pulte Homes, Inc.                                           116,128
                                                                     -----------
                                                                         710,767
--------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT            0.12%
     1,000   ADTRAN, Inc.                                                 48,840
--------------------------------------------------------------------------------
             COMPUTER PERIPHERALS                0.48%
     3,500   SanDisk Corporation*                                        198,415
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS                   1.90%
     8,950   The Proctor & Gamble Company                                786,437
--------------------------------------------------------------------------------
             CONSUMER SERVICES                   0.45%
     4,400   H&R Block, Inc.                                             186,516
--------------------------------------------------------------------------------
             DRUGS                               2.45%
    15,600   Merck & Co. Inc.                                            862,368
     3,400   Wyeth                                                       154,972
                                                                     -----------
                                                                       1,017,340
--------------------------------------------------------------------------------
             E-COMMERCE                          0.94%
     9,300   Amazon.com, Inc.*                                           387,996
--------------------------------------------------------------------------------
             EDUCATION                           1.98%
     8,850   Apollo Group, Inc. -- Class A*                              573,126
     1,850   Career Education Corporation*                               154,290
     1,750   Corinthian Colleges, Inc.*                                   95,567
                                                                     -----------
                                                                         822,983
--------------------------------------------------------------------------------
             FINANCIAL SERVICES                  5.46%
     1,100   Affiliated Managers Group, Inc.*                             71,962
     4,800   The Bear Stearns Companies Inc.                             321,600
     7,400   Citigroup Inc.                                              331,520
    12,750   Fannie Mae                                                  816,510
     8,300   The Goldman Sachs Group, Inc.                               723,262
                                                                     -----------
                                                                       2,264,854

                       See notes to financial statements.

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JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----

             COMMON STOCKS -- (CONTINUED)                   64.56%
--------------------------------------------------------------------------------
             HEALTHCARE SERVICES & SUPPLIES       2.67%
       250   Biosite Incorporated*                                   $    10,785
    17,200   UnitedHealth Group Incorporated                             895,948
     3,300   Varian Medical Systems, Inc.*                               202,488
                                                                     -----------
                                                                       1,109,221
--------------------------------------------------------------------------------
             INSURANCE                            4.09%
    24,550   The Allstate Corporation                                    933,636
       950   LandAmerica Financial Group, Inc.                            43,785
     5,800   Old Republic International Corporation                      200,216
     1,100   Protective Life Corporation                                  32,054
     6,900   SAFECO Corporation                                          256,887
       650   Stewart Information Services Corporation*                    18,844
     5,150   Torchmark Corporation                                       209,296
                                                                     -----------
                                                                       1,694,718
--------------------------------------------------------------------------------
             INTERNET                             0.33%
     4,400   Yahoo! Inc.*                                                136,972
--------------------------------------------------------------------------------
             LEISURE & GAMING                     0.99%
    16,100   International Game Technology                               409,745
--------------------------------------------------------------------------------
             METALS                               0.46%
     3,900   Nucor Corporation                                           192,348
--------------------------------------------------------------------------------
             NETWORKING PRODUCTS                  2.33%
    49,400   Cisco Systems, Inc.*                                        964,288
--------------------------------------------------------------------------------
             OIL & GAS                            5.35%
     9,200   Anadarko Petroleum Corporation                              402,960
     3,500   ChevronTexaco Corporation                                   252,385
       700   Forest Oil Corporation*                                      15,981
     1,100   The Houston Exploration Company*                             35,321
     5,000   Kerr-McGee Corporation                                      220,000
    15,400   Marathon Oil Corporation                                    396,396
     2,600   Noble Energy, Inc.                                           94,900
    18,650   Occidental Petroleum Corporation                            609,669
     1,200   Stone Energy Corporation*                                    46,332
     3,900   Sunoco, Inc.                                                144,300
                                                                     -----------
                                                                       2,218,244
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   64.56%
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS       14.64%
    14,500   Archstone-Smith Trust                                   $   374,825
     6,200   Boston Properties, Inc.                                     268,398
    17,600   Brookfield Properties Corporation(1)                        397,408
     6,400   CenterPoint Properties Trust                                407,040
    12,800   Duke Realty Corporation                                     368,896
    13,500   Equity Residential                                          376,650
     3,000   Federal Realty Investment Trust                             104,610
     6,400   General Growth Properties, Inc.                             436,352
     6,600   Health Care Property Investors, Inc.                        289,278
     7,000   Hospitality Properties Trust                                220,640
     2,800   iStar Financial Inc.                                        101,500
    10,500   Kimco Realty Corporation                                    429,765
    11,000   The Mills Corp.                                             391,710
     7,900   Plum Creek Timber Company, Inc.                             214,564
    13,000   ProLogis                                                    358,150
     5,000   Public Storage, Inc.                                        181,000
     9,300   Realty Income Corporation                                   368,745
    20,900   United Dominion Realty Trust, Inc.                          376,827
     8,800   Vornado Realty Trust                                        403,392
                                                                     -----------
                                                                       6,069,750
--------------------------------------------------------------------------------
             RESTAURANTS                          0.18%
     2,100   CBRL Group, Inc.                                             74,004
--------------------------------------------------------------------------------
             RETAIL                               3.69%
     1,600   Advance Auto Parts, Inc.*                                   108,688
     4,650   AutoZone, Inc.*                                             387,159
    27,500   The Home Depot, Inc.                                        858,000
     8,300   Safeway Inc.*                                               177,205
                                                                     -----------
                                                                       1,531,052
--------------------------------------------------------------------------------
             SAVINGS & LOANS                      2.01%
     2,450   Astoria Financial Corporation                                68,943
     1,850   Commercial Federal Corporation                               42,291
     6,700   Golden West Financial Corporation                           553,420
     4,300   Washington Mutual, Inc.                                     169,764
                                                                     -----------
                                                                         834,418
--------------------------------------------------------------------------------
             SEMICONDUCTORS                       2.23%
    37,100   Intel Corporation                                           925,645
--------------------------------------------------------------------------------
             SOFTWARE                             0.83%
       800   Electronic Arts Inc.*                                        67,200
    10,500   Microsoft Corporation                                       277,200
                                                                     -----------
                                                                         344,400
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   64.56%
--------------------------------------------------------------------------------
             TEXTILES & APPAREL                     0.15%
     1,400   The Timberland Company -- Class A*                      $    62,748
--------------------------------------------------------------------------------
             UTILITY -- ELECTRIC                    2.33%
    11,550   Entergy Corporation                                         594,940
     5,200   Exelon Corporation                                          298,844
     2,600   Wisconsin Energy Corporation                                 73,190
                                                                     -----------
                                                                         966,974
--------------------------------------------------------------------------------
             UTILITY -- GAS                         0.26%
     1,600   Energen Corporation                                          55,520
     2,100   WGL Holdings Inc.                                            53,571
                                                                     -----------
                                                                         109,091
--------------------------------------------------------------------------------
             UTILITY -- TELEPHONE                   2.20%
    26,200   Verizon Communications Inc.                                 913,332
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (COST $24,420,168)                                       26,776,747
--------------------------------------------------------------------------------
             EXCHANGE TRADED FUNDS                           9.69%
    36,550   iShares MSCI EAFE Index Fund(2)                           4,018,673
                                                                     -----------
             TOTAL EXCHANGE TRADED FUNDS
             (COST $3,750,382)                                         4,018,673
--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT
  ------
             CORPORATE NOTES & BONDS                         3.48%
--------------------------------------------------------------------------------
$  100,000   Air Products and Chemicals, Inc. Notes,
             7.375%, Due 5/1/05                                          107,766
   100,000   Bank of America Corporation Subordinated
             Notes, 7.125%, Due 5/1/06                                   111,416
   250,000   The Bear Stearns Companies Inc. Medium-Term
             Floating Rate Notes, Series B, 1.31%, Due
             6/19/2006                                                   250,063
   100,000   Dominion Resources Inc. Senior Notes,
             7.625%, Due 7/15/05                                         109,718
   200,000   Ford Motor Credit Co. Notes, 6.875%,
             Due 2/01/06                                                 210,142
   100,000   General Motors Corporation Notes, 6.25%,
             Due 5/1/05                                                  103,879
   100,000   Masco Corporation Notes, 6.75%, Due 3/15/06                 109,644

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             CORPORATE NOTES & BONDS --
             (CONTINUED)                                     3.48%
--------------------------------------------------------------------------------
$  200,000   Verizon Global Funding Corp. Notes, 6.125%,
             Due 6/15/07                                             $   218,714
   100,000   Washington Mutual Inc. Notes, 7.50%,
             Due 8/15/06                                                 113,401
   100,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                   107,620
--------------------------------------------------------------------------------
             TOTAL CORPORATE NOTES & BONDS --
             (COST $1,457,890)                                         1,442,363
--------------------------------------------------------------------------------
             NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES                                      2.44%
--------------------------------------------------------------------------------
   386,030   Advanta Mortgage Loan Trust Asset-Backed
             Certificates, Series 1998-1, Class A6,
             6.43%, Due 3/25/28                                          398,594
    19,360   Bear Stearns Mortgage Securities, Inc.
             Mortgage Variable Rate Pass-Thru
             Certificates,
             Series 1997-6, Class 1-A, 6.7353%, Due
             3/25/31                                                      20,361
   189,544   Countrywide Home Loans, Inc. Mortgage Pass
             Thru Certificates, Series 1998-17, Class
             A-1, 6.50%, Due 11/25/13                                    191,878
    93,133   CIT RV Trust Asset-Backed Notes,
             Series 1996-B, Class A3, 6.65%, Due
             12/15/17                                                     96,513
    51,781   Residential Accredit Loans, Inc. Mortgage
             Asset-Backed Pass-Thru Certificates, Series
             1997-QS9, Class A-8, 7.25%, Due 9/25/27                      52,054
   250,000   Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed Pass-Thru
             Certificates, Series 2002-KS8, Class A-2,
             3.04%, Due 5/25/23                                          252,372
                                                                     -----------
--------------------------------------------------------------------------------
             TOTAL NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES
             (COST $1,017,328)                                         1,011,772
--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT & AGENCY ISSUES       11.69%
--------------------------------------------------------------------------------
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   171,578   Series 2366, Class VG, 6.00%, Due 6/15/11                   181,030
    75,000   Series 2497, Class JH, 6.00%, Due 9/15/32                    77,961
    40,000   Series 2099, Class A, 6.25%, Due 11/15/28                    40,371
    86,248   Series 2335, Class VA, 6.50%, Due 4/15/12                    90,080
    36,000   Series 1643, Class PJ, 6.50%, Due 10/15/23                   38,806

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             UNITED STATES GOVERNMENT &
             AGENCY ISSUES -- (CONTINUED)                   11.69%
--------------------------------------------------------------------------------
$   64,792   Series 1665, Class KZ, 6.50%, Due 1/15/24               $    68,050
   175,000   Series 1468, Class M, 7.00%, Due 1/15/10                    181,363
   151,829   Series 1595, Class D, 7.00%, Due 10/15/13                   158,511
    65,261   Series 1311, Class K, 7.00%, Due 7/15/22                     67,712
    88,000   Series 1384, Class D, 7.00%, Due 9/15/22                     91,219
             FNMA Guaranteed Mortgage Pass-Thru
             Certificates:
   103,826   Pool #408761, 7.00%, Due 12/1/12                            110,543
    89,336   Pool #512255, 7.50%, Due 9/1/14                              95,811
   337,055   Pool #609554, 7.50%, Due 10/1/16                            361,461
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    97,217   Series 2003-35, Class UC, 3.75%, Due
             5/25/33                                                      96,135
   230,000   Series 2002-1, Class HC, 6.50%, Due 2/25/22                 236,655
    70,000   Series 2002-22, Class G, 6.50%, Due 4/25/32                  69,333
    37,053   Series 1993-137, Class PH, 6.55%, Due
             12/25/21                                                     37,130
    40,763   Series 1992-182, Class PZ, 7.00%, Due
             2/25/20                                                      40,885
   121,150   Series 1992-188, Class PZ, 7.50%, Due
             10/25/22                                                    127,087
   146,648   Series 2001-37, Class GA, 8.00%, Due
             7/25/16                                                     157,989
   338,087   Series G92-44, Class ZQ, 8.00%, Due 7/25/22                 366,133
    50,717   Series 1995-2, Class Z, 8.50%, Due 1/25/25                   54,583
   345,591   FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Inverse Variable Rate
             Pass-Thru Certificates, Series 1993-113,
             Class SB, 9.7489%, Due 7/25/23                              365,448
             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    77,000   Series 2002-17, Class B, 6.00%, Due 3/20/32                  76,505
   178,887   Series 1998-11, Class VB, 6.50%, Due
             2/20/11                                                     180,612
   115,000   Series 1999-29, Class PB, 7.25%, Due
             7/16/28                                                     119,321
   217,819   Series 2000-26, Class Z, 7.75%, Due 9/20/30                 231,005
   500,000   United States Treasury Note, 2.25%, Due
             7/31/04                                                     505,137
   579,130   United States Treasury Inflation Index
             Note, 3.375%, Due 1/15/07                                   622,746
                                                                     -----------
             TOTAL UNITED STATES GOVERNMENT & AGENCY
             ISSUES (COST $4,906,727)                                  4,849,622
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             SHORT-TERM INVESTMENTS                          8.32%
--------------------------------------------------------------------------------
             MONEY MARKET MUTUAL FUNDS         3.51%
 1,454,683   SEI Daily Income Trust Government
             Fund -- Class B                                         $ 1,454,683
                                                                     -----------
 PRINCIPAL
  AMOUNT
  ------
             UNITED STATES GOVERNMENT AND
             AGENCY ISSUES                     4.81%
$2,000,000   United States Treasury Bill,
             0.91%, Due 10/16/03                                       1,996,146
             TOTAL SHORT-TERM INVESTMENTS
             (COST $3,451,010)                                         3,450,829
                                                                     -----------
             TOTAL INVESTMENTS                             100.18%
             (COST $39,003,505)                                       41,550,006
             LIABILITIES LESS OTHER ASSETS                 (0.18%)       (76,361)
                                                                     -----------
             NET ASSETS                                    100.00%   $41,473,645
                                                                     -----------
                                                                     -----------

* Non-income producing security.

(1) Foreign security.

(2) Underlying securities are stocks of foreign companies.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             CERTIFICATES OF DEPOSIT                         0.65%
--------------------------------------------------------------------------------
$   95,000   Discover Bank, 4.25%, Due 1/31/05                       $    98,145
   100,000   LaSalle National Bank, 0.00%, Due
             05/25/05(1)                                                  95,737
   100,000   Southern Financial Bank, 4.50%, Due 2/27/04                 101,468
                                                                     -----------
             TOTAL CERTIFICATES OF DEPOSIT
             (COST $294,417)                                             295,350
--------------------------------------------------------------------------------
             CORPORATE NOTES & BONDS                         7.17%
--------------------------------------------------------------------------------
   200,000   Air Products & Chemicals Inc. Notes,
             7.375%, Due 5/1/05                                          215,532
   193,000   Bank of America Corporation Subordinated
             Notes, 7.125%, Due 5/1/06                                   215,034
   500,000   The Bear Stearns Companies Inc. Medium-Term
             Floating Rate Notes, Series B, 1.31%,
             Due 6/19/06                                                 500,126
   300,000   Cox Communications Inc. Notes, 6.875%,
             Due 6/15/05                                                 323,794
   350,000   Dominion Resources Inc. Senior Notes,
             7.625%, Due 7/15/05                                         384,013
   100,000   General Motors Corporation Notes, 6.25%,
             Due 5/1/05                                                  103,879
   400,000   KeyCorp Subordinated Notes, 7.25%,
             Due 6/01/05                                                 434,575
   300,000   Masco Corporation Notes, 6.75%, Due 3/15/06                 328,933
   400,000   Washington Mutual Inc. Notes, 7.50%,
             Due 8/15/06                                                 453,604
   300,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                   322,861
                                                                     -----------
             TOTAL CORPORATE NOTES & BONDS
             (COST $3,291,416)                                         3,282,351
--------------------------------------------------------------------------------
             NON-AGENCY MORTGAGE &
             ASSET BACKED SECURITIES                        17.91%
--------------------------------------------------------------------------------
   100,000   ANRC Auto Owner Trust Asset-Backed
             Certificates, Series 2001-A, Class A4,
             4.32%, Due 6/16/08                                          103,119
   120,956   Advanta Mortgage Loan Trust Asset-Backed
             Certificates, Series 1998-1, Class A6,
             6.43%, Due 3/25/28                                          124,893
    70,000   American Express Master Trust Asset-Backed
             Certificates, Series 1994-3, Class A,
             7.85%, Due 8/15/05                                           74,973

                       See notes to financial statements.
                                       12

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             NON-AGENCY MORTGAGE &
             ASSET BACKED SECURITIES -- (CONTINUED)         17.91%
--------------------------------------------------------------------------------
$  143,000   American Housing Trust Collateralized
             Mortgage Obligation, Series XI, Class 3G,
             8.25%, Due 1/25/22                                      $   152,810
   189,846   Americredit Automobile Receivables Trust
             Asset-Backed Notes, Series 2000-A, Class
             A4, 7.29%, Due 12/5/06                                      194,125
   395,000   Americredit Automobile Receivables Trust
             Floating Rate Asset-Backed Notes, Series
             2002-A, Class A3, 1.3175%, Due 10/12/06                     395,194
     7,088   CMC Securities Corporation III
             Collateralized Mortgage Obligation, Series
             1998-1, Class 2A, 6.50%, Due 4/25/13                          7,148
   115,000   CS First Boston Mortgage Securities
             Corporation Mortgage-Backed Pass-Through
             Certificates, Series 2002-26, Class 3A5,
             6.26%, Due 10/25/32                                         119,128
   285,289   Capital One Auto Finance Trust Asset-Backed
             Certificates, Series 2001-A, Class A3,
             4.83%, Due 9/15/05                                          289,211
   225,000   Chase Manhattan Auto Owner Trust Asset-
             Backed Certificates, Series 2001-A, Class
             A4, 5.07%, Due 2/15/08                                      235,080
   500,000   Citibank Credit Card Master Trust I Credit
             Card Participation Certificates, Series
             1999-1, Class A, 5.50%, Due 2/15/06                         511,682
   217,310   CIT RV Trust Asset-Backed Notes, Series
             1996-B, Class A3, 6.65%, Due 12/15/17                       225,196
             Countrywide Home Loans Mortgage Pass-
             Through Certificates:
   236,166   Series 1998-17, Class A1, 6.50%, Due
             11/25/13                                                    239,074
   554,400   Series 2003-18, Class A12, 5.50%, Due
             7/25/33                                                     557,456
             Daimler Chrysler Auto Trust Asset-Backed
             Notes:
   144,175   Series 2001-C, Class A-3, 4.21%, Due 7/6/05                 145,648
   195,616   Series 2001-A, Class A-3, 5.16%, Due 1/6/05                 196,922
   650,000   Series 2001-A, Class A-4, 5.40%, Due 3/6/06                 670,848
    50,932   Series 2000-A, Class A-4, 7.23%, Due 1/6/05                  51,885
             Ford Credit Auto Owner Trust Asset-Backed
             Notes:
   710,000   Series 2002-A, Class A-4A, 4.36%, Due 9/15/06               738,178
     8,116   Series 2000-E, Class A4, 6.74%, Due 6/15/04                   8,149
   215,000   Series 2000-E, Class A5, 6.77%, Due 10/15/04                218,545

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             NON-AGENCY MORTGAGE &
             ASSET BACKED SECURITIES -- (CONTINUED)         17.91%
--------------------------------------------------------------------------------
$   50,000   MBNA Master Credit Card Trust II Asset-
             Backed Certificates, Series 2000-A, Class A
             7.35%, Due 7/16/07                                      $    54,203
   164,513   Merrill Lynch Trust Collateralized Mortgage
             Obligation, Series 47, Class Z, 8.985%,
             Due 10/20/20                                                177,003
    75,000   National City Auto Receivables Trust Asset-
             Backed Notes, Series 2002-A, Class A3,
             4.04%, Due 7/15/06                                           76,248
   750,000   Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed Pass-Thru
             Certificates, Series 2002-KS8, Class A-2,
             3.04%, Due 5/25/23                                          757,115
    62,378   Residential Funding Mortgage Securities I,
             Inc. Mortgage Pass-Through Certificates,
             Series
             1999-S6, Class A1, 6.25%, Due 2/25/14                        63,691
   833,334   Sears Credit Account Master Trust II
             Certificates, Series 1999-1, Class A,
             5.65%, Due 3/17/09                                          862,843
   301,447   Structured Asset Mortgage Investments Trust
             Mortgage Pass-Through Certificates, Series
             1999-2, Series 3A, 6.75%, Due 5/25/29                       308,986
   603,000   WFS Financial Owner Trust Auto Receivable
             Backed Notes, Series 2002-1, Class A4A,
             4.87%, Due 9/20/09                                          634,607
                                                                     -----------
             TOTAL NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES (COST $8,231,661)                              8,193,960
--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT & AGENCY ISSUES       56.39%
--------------------------------------------------------------------------------
             Federal Home Loan Bank:
    20,000   Callable 8/28/03, 4.75%, Due 8/28/06                         20,049
   225,000   Callable 6/21/04, 5.00%, Due 6/21/07                        233,124
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    44,780   Series 141, Class D, 5.00%, Due 5/15/21                      44,854
   204,077   Series 1624, Class KZ, 6.00%, Due 12/15/08                  216,168
    84,226   Series 1611, Class I, 6.00%, Due 2/15/23                     86,455
     9,963   Series 1545, Class H, 6.00%, Due 6/15/23                      9,960
   285,000   Series 2091, Class PG, 6.00%, Due 11/15/28                  298,534
   250,000   Series 2596, Class QH, 6.00%, Due 3/15/33                   251,780
   155,000   Series 1561, Class H, 6.50%, Due 5/15/08                    161,751
   160,000   Series 2346, Class PD, 6.50%, Due 12/15/14                  165,582

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             UNITED STATES GOVERNMENT &
             AGENCY ISSUES -- (CONTINUED)                   56.39%
--------------------------------------------------------------------------------
$  365,065   Series 8, Class J, 6.50%, Due 8/25/22                   $   370,048
   429,185   Series 1643, Class E, 6.50%, Due 5/15/23                    439,856
   590,000   Series 2421, Class PC, 6.50%, Due 6/15/26                   599,622
   744,921   Series 1652, Class PJ, 6.60%, Due 8/15/22                   758,859
   774,326   Series 1595, Class D, 7.00%, Due 10/15/13                   808,407
    13,022   Series 1096, Class E, 7.00%, Due 6/15/21                     13,118
   188,297   Series 1434, Class J, 7.00%, Due 5/15/22                    190,575
     8,083   Series 1481, Class K, 7.25%, Due 6/15/22                      8,094
    51,561   Series 12, Class A, 9.25%, Due 11/15/19                      52,351
             FHLMC Notes:
 1,000,000   Callable 9/28/04, 2.50%, Due 3/28/06                        999,512
   200,000   Callable 10/21/03, 2.85%, Due 10/21/05                      200,651
   500,000   Callable 2/27/04, 3.25%, Due 2/27/07                        502,922
   880,000   Callable 8/8/03 3.45%, Due 8/8/05                           880,373
             FHLMC Participation Certificates:
   404,761   Pool #C90493, 6.50%, Due 11/01/21                           418,659
   246,893   Pool #E65440, 7.50%, Due 11/1/10                            263,773
    58,307   Pool #E00435, 7.50%, Due 4/1/11                              62,250
    68,284   Pool #G11169, 7.50%, Due 10/1/14                             72,941
   773,958   Pool #609554, 7.50%, Due 10/1/16                            830,000
   167,120   Pool #G30067, 7.50%, Due 3/1/17                             178,808
   184,178   Pool #A01379, 8.50%, Due 10/1/10                            197,699
   278,871   Pool #A01858, 8.50%, Due 7/1/21                             311,205
    75,395   FHLMC Structured Participation
             Certificates, Series 2289, Class NA,
             11.997%, Due 5/15/20                                         87,869
             FHLMC Variable Rate Participation
             Certificates:
   130,724   Pool #390260, 3.585%, Due 10/1/30                           132,191
    61,545   Pool #420196, 5.303%, Due 11/1/30                            63,055
             FNMA Guaranteed Mortgage Pass-Thru
             Certificates:
   344,742   Pool #252442, 6.50%, Due 5/1/19                             357,714
   626,394   Pool #313806, 7.50%, Due 2/1/14                             666,718
   284,369   Pool #512255, 7.50%, Due 9/1/14                             304,980
    34,873   Pool #250806, 8.00%, Due 12/1/11                             37,587
    65,356   Pool #535852, 8.00%, Due 11/1/15                             70,449
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
 1,000,000   Series 2002-95, Class PE, 3.50%, Due
             6/25/29                                                     987,726
   972,172   Series 2003-35, Class UC, 3.75%, Due
             5/25/33                                                     961,348
   441,246   Series 1993-38, Class L, 5.00%, Due 8/25/22                 445,114
    39,090   Series 1993-209, Class H, 6.00%, Due
             3/25/08                                                      40,108
    20,000   Series 1993-154, Class H, 6.00%, Due
             8/25/08                                                      21,268
   312,000   Series 2001-51, Class QL, 6.00%, Due
             1/25/14                                                     318,091

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             UNITED STATES GOVERNMENT &
             AGENCY ISSUES -- (CONTINUED)                   56.39%
--------------------------------------------------------------------------------
$   19,234   Series 1993-204, Class A, 6.00%, Due
             5/25/22                                                 $    19,220
    30,016   Series G93-27, Class C, 6.00%, Due 9/25/22                   30,169
   642,603   Series 1994-7, Class PG, 6.50%, Due 1/25/09                 682,700
    11,228   Series 1993-137, Class PH, 6.55%, Due
             12/25/21                                                     11,251
 1,000,000   Series 1993-65, Class GC, 7.00%, Due
             2/25/08                                                   1,039,849
   203,814   Series 1992-182, Class PZ, 7.00%, Due
             2/25/20                                                     204,425
    92,780   Series G92-66, Class KB, 7.00%, Due
             12/25/22                                                     97,597
   224,487   Series 1993-250, Class Z, 7.00%, Due
             12/25/23                                                    239,108
   339,424   Series 1997-39, Class PC, 7.00%, Due
             12/20/25                                                    342,409
   140,000   Series 1999-51, Class DB, 7.25%, Due
             9/17/29                                                     150,124
    29,657   Series 1991-141, Class PZ, 8.00%, Due
             10/25/21                                                     31,914
 1,132,592   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               1,226,547
    74,706   Series 1992-131, Class KB, 8.00%, Due
             8/25/22                                                      80,386
    18,994   Series G14, Class L, 8.50%, Due 6/25/21                      20,821
 1,322,114   Series 1990-28, Class X, 9.00%, Due 3/25/20               1,466,505
   818,572   FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Inverse Variable Rate
             Pass-Thru Certificates, Series 1993-113,
             Class SB, 9.7489%, Due 7/25/23                              865,605
    51,692   FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Variable Rate Pass-Thru
             Certificates, Series 1993-179, Class FO,
             4.00%, Due 10/25/23                                          52,342
   500,000   FNMA Note, Callable 12/16/03, 2.75%,
             Due 12/16/05                                                502,375
             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   984,694   Series 2003-10, Class YE, 5.00%, Due
             1/20/33                                                     986,122
    76,011   Series 1998-22, Class G, 6.50%, Due 7/20/25                  76,034
   452,384   Series 1994-1, Class PE, 7.50%, Due 7/16/22                 456,900
   595,000   Series 2000-9, Class PB, 7.50%, Due 6/16/26                 647,960
    77,000   Series 2000-1, Class TK, 7.50%, Due 1/20/30                  82,027
             GNMA Guaranteed Pass-Thru Certificates:
    27,243   Pool #365841, 7.00%, Due 9/15/08                             29,284
    56,613   Pool #413575, 7.00%, Due 12/15/10                            60,759
 1,158,260   United States Treasury Inflation Index
             Note, 3.375%, Due 1/15/07                                 1,245,492
 1,000,000   United States Treasury Note, 3.25%,
             Due 12/31/03                                              1,009,454
                                                                     -----------
             TOTAL UNITED STATES GOVERNMENT & AGENCY
             ISSUES (COST $26,014,691)                                25,799,577
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             SHORT-TERM INVESTMENTS                         18.17%
--------------------------------------------------------------------------------
             MONEY MARKET MUTUAL FUNDS         3.33%
 1,524,381   SEI Daily Income Trust
              Government Fund -- Class B                             $ 1,524,381

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
  ------
             UNITED STATES GOVERNMENT
             AND AGENCY ISSUES                14.84%
$6,000,000   United States Treasury Bill,
             0.91%, Due 10/16/03                                       5,988,438
   800,000   United States Treasury Bill,
             0.92%, Due 10/30/03                                         798,164
                                                                     -----------
                                                                       6,786,602
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $8,311,450)                                         8,310,983
                                                                     -----------
             TOTAL INVESTMENTS                             100.29%
             (COST $46,143,635)                                       45,882,221
                                                                     -----------
             LIABILITIES, LESS OTHER ASSETS                 (0.29%)     (132,035)
                                                                     -----------
             NET ASSETS                                    100.00%   $45,750,186
                                                                     -----------
                                                                     -----------

---------

(1) Fair value priced security.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2003
--------------------------------------------------------------------------------

                                                    BALANCED       CAPITAL
                                    ALL CAP CORE     GROWTH      CONSERVATION
                                        FUND          FUND           FUND
                                    ------------   -----------   ------------
ASSETS:
   Investments in securities at
     market value (identified cost
     $24,087,139, $39,003,505 and
     $46,143,635, respectively)     $25,562,555    $41,550,006   $45,882,221
   Cash                                      --             --        45,890
   Receivable for investments sold      315,736        395,413            --
   Receivable from Adviser                1,181             --            --
   Receivable for capital shares
     sold                               282,258        429,305       170,679
   Dividends and interest
     receivable                          24,855         93,515       237,972
   Other assets                          14,875          3,763         5,106
                                    -----------    -----------   -----------
       Total assets                  26,201,460     42,472,002    46,341,868
                                    -----------    -----------   -----------
LIABILITIES:
   Payable to Adviser                        --         51,936        24,847
   Payable for 12b-1 fees                   279             --            --
   Payable for investments
     purchased                        1,094,310        892,090       501,919
   Accrued expenses and other
     liabilities                         66,512         54,331        64,916
                                    -----------    -----------   -----------
       Total liabilities              1,161,101        998,357       591,682
                                    -----------    -----------   -----------
NET ASSETS                          $25,040,359    $41,473,645   $45,750,186
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
NET ASSETS CONSIST OF:
   Paid in capital                  $23,558,139    $38,726,494   $46,363,817
   Undistributed net investment
     income                              35,571        288,112            --
   Accumulated net realized loss
     on investments                     (28,767)       (87,462)     (352,217)
   Net unrealized appreciation
     (depreciation) on investments    1,475,416      2,546,501      (261,414)
                                    -----------    -----------   -----------
       Net assets                   $25,040,359    $41,473,645   $45,750,186
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2003
--------------------------------------------------------------------------------

                                                    BALANCED       CAPITAL
                                    ALL CAP CORE     GROWTH      CONSERVATION
                                        FUND          FUND           FUND
                                    ------------   -----------   ------------
   Shares outstanding of
     beneficial interest
     (unlimited shares, $0.01 par
     value)                                        $ 3,651,817   $ 4,641,185
   Net asset value, redemption
     price and offering price per
     share                                         $     11.36   $      9.86
                                                   -----------   -----------
                                                   -----------   -----------
   MEMORIAL CLASS:
   Net assets                       $23,455,374
   Shares outstanding of
     beneficial interest
     (unlimited shares, $0.01 par
     value)                           1,994,908
   Net asset value and redemption
     price per share                $     11.76
                                    -----------
                                    -----------
   ADVISER CLASS:
   Net assets                       $ 1,584,985
   Shares outstanding of
     beneficial interest
     (unlimited shares, $0.01 par
     value)                             134,915
   Net asset value, redemption
     price and offering price per
     share                          $     11.75
                                    -----------
                                    -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

STATEMENTS OF OPERATIONS

FOR THE PERIOD OCTOBER 1, 2002(1) THROUGH JULY 31, 2003
--------------------------------------------------------------------------------

                                                     BALANCED      CAPITAL
                                     ALL CAP CORE     GROWTH     CONSERVATION
                                         FUND          FUND          FUND
                                     ------------   ----------   ------------
INVESTMENT INCOME:
   Dividend income (net of foreign
     taxes withheld of $0, $528,
     and $0, respectively)            $  208,788    $  554,043    $       --
   Interest income                         4,237       235,102     1,158,648
                                      ----------    ----------    ----------
       Total investment income           213,025       789,145     1,158,648
                                      ----------    ----------    ----------
EXPENSES:
   Investment advisory fees               93,815       181,386       117,579
   Distribution fees -- Adviser
     Class                                   636            --            --
   Shareholder servicing and
     accounting                           60,922        53,192        64,982
   Administration fees                    44,656        26,753        28,917
   Professional fees                      16,030        19,220        21,235
   Federal and state registration
     fees                                 29,460        18,746        19,251
   Custody fees                            9,510        14,488        12,310
   Trustees' fees and expenses             6,740         7,246         7,496
   Reports to shareholders                 5,576         6,749         8,412
   Other                                   5,817         7,713         7,782
                                      ----------    ----------    ----------
       Total expenses before
         reimbursements or recovery      273,162       335,493       287,964
   Expenses recovered (reimbursed)
     by the Adviser                     (106,002)       18,756        (8,715)
                                      ----------    ----------    ----------
   Net expenses                          167,160       354,249       279,249
                                      ----------    ----------    ----------
NET INVESTMENT INCOME                     45,865       434,896       879,399
                                      ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized loss on investments      (19,107)      (84,821)     (352,217)
   Change in unrealized
     appreciation/depreciation on
     investments                       1,475,416     2,546,501      (261,414)
                                      ----------    ----------    ----------
   Net realized and unrealized gain
     (loss) on investments             1,456,309     2,461,680      (613,631)
                                      ----------    ----------    ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $1,502,174    $2,896,576    $  265,768
                                      ----------    ----------    ----------
                                      ----------    ----------    ----------

---------

(1) Commencement of operations.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     ALL CAP CORE FUND
                                                     ------------------
                                                       FOR THE PERIOD
                                                     OCTOBER 1, 2002(1)
                                                          THROUGH
                                                       JULY 31, 2003
                                                       -------------
OPERATIONS:
    Net investment income                               $    45,865
    Net realized loss on investments                        (19,107)
    Change in unrealized appreciation/depreciation
      on investments                                      1,475,416
                                                        -----------
        Net increase in net assets resulting from
          operations                                      1,502,174
                                                        -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                         23,524,806
                                                        -----------
DISTRIBUTIONS:
    Distributions from net investment income                (10,291)
    Distributions from net capital gains                     (9,663)
                                                        -----------
                                                            (19,954)
                                                        -----------
        Total increase in net assets                     25,007,026
NET ASSETS:
    Beginning of period                                      33,333
                                                        -----------
    End of period (includes undistributed net
      investment income of $35,571)                     $25,040,359
                                                        -----------
                                                        -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

--------------------------------------------------------------------------------

                                                   BALANCED GROWTH FUND
                                                   --------------------
                                                      FOR THE PERIOD
                                                    OCTOBER 1, 2002(1)
                                                         THROUGH
                                                      JULY 31, 2003
                                                      -------------
OPERATIONS:
    Net investment income                              $   434,896
    Net realized loss on investments                       (84,821)
    Change in unrealized
      appreciation/depreciation on investments           2,546,501
                                                       -----------
        Net increase in net assets resulting from
          operations                                     2,896,576
                                                       -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                        38,709,439
                                                       -----------
DISTRIBUTIONS:
    Distributions from net investment income              (163,041)
    Distributions from net capital gains                    (2,662)
                                                       -----------
                                                          (165,703)
                                                       -----------
        Total increase in net assets                    41,440,312
NET ASSETS:
    Beginning of period                                     33,333
                                                       -----------
    End of period (includes undistributed net
      investment income of $288,112)                   $41,473,645
                                                       -----------
                                                       -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

--------------------------------------------------------------------------------

                                                CAPITAL CONSERVATION FUND
                                                -------------------------
                                                     FOR THE PERIOD
                                                   OCTOBER 1, 2002(1)
                                                         THROUGH
                                                      JULY 31, 2003
                                                      -------------
OPERATIONS:
    Net investment income                              $   879,399
    Net realized loss on investments                      (352,217)
    Change in unrealized
      appreciation/depreciation on investments            (261,414)
                                                       -----------
        Net increase in net assets resulting
          from operations                                  265,768
                                                       -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                        46,330,483
                                                       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME                                       (879,399)
                                                       -----------
        Total increase in net assets                    45,716,852
NET ASSETS:
    Beginning of period                                     33,334
                                                       -----------
    End of period                                      $45,750,186
                                                       -----------
                                                       -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        ALL CAP         ALL CAP
                                     CORE FUND --    CORE FUND --       BALANCED          CAPITAL
                                        MEMORIAL         ADVISER        GROWTH         CONSERVATION
                                         CLASS           CLASS           FUND              FUND
                                         -----           -----           ----              ----

                                        FOR THE         FOR THE
                                        PERIOD          PERIOD,
                                       OCTOBER 1,     FEBRUARY 12,       FOR THE PERIOD OCTOBER 1,
                                        2002(1)         2003(1)                   2002(1)
                                        THROUGH         THROUGH         THROUGH          THROUGH
                                     JULY 31, 2003   JULY 31, 2003   JULY 31, 2003   JULY 31, 2003
                                      -----------     -----------     -----------      -----------
PER SHARE DATA:
Net asset value, beginning of
 period                               $     10.00     $     10.17     $     10.00      $     10.00
                                      -----------     -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                     0.03            0.00            0.13             0.22
   Net realized and unrealized gain
    (loss) on investments                    1.75            1.58            1.28            (0.14)
                                      -----------     -----------     -----------      -----------
   Total from investment operations          1.78            1.58            1.41             0.08
                                      -----------     -----------     -----------      -----------
LESS DISTRIBUTIONS:
   Dividends from net investment
    income                                  (0.01)             --           (0.05)           (0.22)
   Distributions from net capital
    gains                                   (0.01)             --           (0.00)              --
                                      -----------     -----------     -----------      -----------
   Total dividends and
    distributions                           (0.02)             --           (0.05)           (0.22)
                                      -----------     -----------     -----------      -----------
Net asset value, end of period        $     11.76     $     11.75     $     11.36      $      9.86
                                      -----------     -----------     -----------      -----------
                                      -----------     -----------     -----------      -----------
Total return(2)                            17.75%          15.54%          14.18%            0.82%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period          $23,455,374     $ 1,584,985     $41,473,645      $45,750,186
   Ratio of expenses to average net
    assets before recovery or
    reimbursement by Adviser(3)             2.18%           2.34%           1.39%            0.98%
   Ratio of expenses to average net
    assets after recovery or
    reimbursement by Adviser(3)             1.33%           1.50%           1.47%            0.95%
   Ratio of net investment income
    (loss) to average net assets
    before recovery or
    reimbursement by Adviser(3)            (0.48%)         (0.63%)          1.88%            2.96%
   Ratio of net investment income
    to average net assets after
    recovery or reimbursement by
    Adviser(3)                              0.37%           0.21%           1.80%            2.99%
   Portfolio turnover rate(4)(2)          171.64%         171.64%         124.13%           68.89%

---------

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS

NOTES TO THE FINANCIAL STATEMENTS

JULY 31, 2003
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

The Optimum Q'TM' Funds (the 'Trust') was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Capital Conservation Fund (collectively referred to as the 'Funds'). Pursuant to the 1940 Act, the Funds are each 'diversified' series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

On February 12, 2003, the Trust offered a second class of shares of the All Cap Core Fund. At that time the existing class of the All Cap Core Fund was designated the Memorial Class and the new class was designated the Adviser Class.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is long-term growth through capital appreciation and current income. The primary investment objective of the Capital Conservation Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ('NOCP'). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

   their fair value. At July 31, 2003, such investments represent 0%, 0% and 0.21% of the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Fund respectively.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for the All Cap Core Fund and the Balanced Growth Fund. The Capital Conservation Fund declares dividends daily and distributes dividends on a quarterly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Capital Conservation Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   The tax components of the dividends paid during the fiscal year ended July 31, 2003 are as follows:

                                      ORDINARY      LONG-TERM
                                       INCOME     CAPITAL GAINS
                                      DIVIDENDS   DISTRIBUTIONS
                                      ---------   -------------
All Cap Core Fund -- Memorial Class   $ 19,954      $     --
All Cap Core Fund -- Adviser Class          --            --
Balanced Growth Fund                   165,703            --
Capital Conservation Fund              879,399            --

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

   (e) Federal Income Taxes -- The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At July 31, 2003, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:
ALL CAP CORE FUND -- MEMORIAL CLASS

                                           FOR THE PERIOD
                                     OCTOBER 1, 2002(1) THROUGH
                                            JULY 31, 2003
                                    -----------------------------
                                      SHARES            AMOUNT
                                      ------            ------
Sales                               2,107,938        $23,239,337
Reinvestments                           1,888             19,940
Redemptions                          (118,251)        (1,278,305)
                                    ---------        -----------
Net Increase                        1,991,575        $21,980,972
                                    ---------        -----------
SHARES OUTSTANDING
    Beginning of Period                 3,333
                                    ---------
    End of Period                   1,994,908
                                    ---------
                                    ---------

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

ALL CAP CORE FUND -- ADVISER CLASS

                                             FOR THE PERIOD
                                      FEBRUARY 12, 2003(1) THROUGH
                                              JULY 31, 2003
                                      -----------------------------
                                       SHARES            AMOUNT
                                       ------            ------
Sales                                  142,421         $ 1,631,057
Redemptions                             (7,506)            (87,223)
                                       -------         -----------
Net Increase                           134,915         $ 1,543,834
                                       -------         -----------
SHARES OUTSTANDING
    Beginning of Period                     --
                                       -------
    End of Period                      134,915
                                       -------
                                       -------
TOTAL NET INCREASE                                     $23,524,806
                                                       -----------
                                                       -----------

BALANCED GROWTH FUND

                                           FOR THE PERIOD
                                     OCTOBER 1, 2002(1) THROUGH
                                            JULY 31, 2003
                                    -----------------------------
                                      SHARES            AMOUNT
                                      ------            ------
Sales                               3,825,656        $40,629,541
Reinvestments                          15,990            165,650
Redemptions                          (193,162)        (2,085,752)
                                    ---------        -----------
Net Increase                        3,648,484        $38,709,439
                                    ---------        -----------
                                                     -----------
SHARES OUTSTANDING
    Beginning of Period                 3,333
                                    ---------
    End of Period                   3,651,817
                                    ---------
                                    ---------

CAPITAL CONSERVATION FUND

                                           FOR THE PERIOD
                                     OCTOBER 1, 2002(1) THROUGH
                                            JULY 31, 2003
                                    -----------------------------
                                      SHARES            AMOUNT
                                      ------            ------
Sales                               5,000,684        $49,954,883
Reinvestments                          87,926            877,428
Redemptions                          (450,759)        (4,501,828)
                                    ---------        -----------
Net Increase                        4,637,851        $46,330,483
                                    ---------        -----------
                                                     -----------
SHARES OUTSTANDING
    Beginning of Period                 3,334
                                    ---------
    End of Period                   4,641,185
                                    ---------
                                    ---------

---------
(1) Commencement of operations.

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the period from October 1, 2002 through July 31, 2003 were as follows:

                                 PURCHASES                         SALES
                       -----------------------------   -----------------------------
                       U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT      OTHER
                       ---------------      -----      ---------------      -----
All Cap Core Fund        $ 1,185,645     $45,955,856     $   212,074     $24,227,273
Balanced Growth Fund       8,884,495      61,542,219         863,037      30,924,742
Capital Conservation
  Fund                    58,347,625      15,096,085      19,562,275         101,370

At July 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                    BALANCED       CAPITAL
                                    ALL CAP CORE     GROWTH      CONSERVATION
                                        FUND          FUND           FUND
                                        ----          ----           ----
Cost of Investments                 $24,092,075    $39,008,422   $46,143,635
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
Gross unrealized appreciation       $ 1,797,892    $ 2,912,833   $    64,450
Gross unrealized depreciation          (327,412)      (371,249)     (325,864)
                                    -----------    -----------   -----------
Net unrealized
  appreciation/(depreciation)       $ 1,470,480    $ 2,541,584   $  (261,414)
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
Undistributed ordinary income            35,571        294,370            --
Undistributed long-term capital
  gain                                       --             --            --
                                    -----------    -----------   -----------
Total distributable earnings        $    35,571    $   294,370   $        --
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
Other accumulated losses            $   (23,831)   $   (88,803)  $  (352,217)
                                    -----------    -----------   -----------
Total accumulated
  earnings/(losses)                 $ 1,482,220    $ 2,747,151   $  (613,631)
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------

At July 31, 2003 the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Funds realized, on a tax basis, post-October losses of $23,831, $82,545 and $352,783, respectively, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the 'Agreement') with Harris Bretall Sullivan & Smith, LLC acting through its autonomous operating division, MDT Advisers (the 'Adviser'), with whom certain officers and Trustees of the

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Capital Conservation Fund.

The Adviser has agreed to defer receipt of all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core
Fund -- Adviser Class and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Capital Conservation Fund do not exceed 0.95% of its average daily net assets through November 30, 2003.

From Inception through February 11, 2003, the Adviser had agreed to cap the expenses of the All Cap Core Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2003, the Adviser has agreed to defer receipt of all or part of its advisory fee and/or reimburse the All Cap Core
Fund -- Memorial Class so that the expenses do not exceed 1.25% of the class' average daily net assets.

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap
Core -- Adviser Class, and Balanced Growth Funds, exceed 1.25% for the All Cap Core Fund -- Memorial Class or exceed 0.95% for the Capital Conservation Fund.

Each of the Funds incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. Neither the All Cap Core Fund nor the Capital Conservation Fund have reimbursed the Adviser for any of the organizational expenses during the fiscal year ended July 31, 2003.

OPTIMUM Q'TM' FUNDS

JULY 31, 2003
--------------------------------------------------------------------------------

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                                 CAPITAL
                                ALL CAP CORE   CONSERVATION
YEAR OF EXPIRATION                  FUND           FUND
------------------                  ----           ----
July 31, 2006                     $124,758       $27,471

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6 -- DISTRIBUTION PLAN

The Trust, on behalf of the All Cap Core Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the '12b-1 plan'), which provides that the Adviser Class of the All Cap Core Fund may pay distribution fees of up to 0.25% of the class' average daily net assets to Quasar Distributors, LLC (the 'Distributor'), an affiliate of U.S. Bancorp Fund Services, LLC. Payments under the 12b-1 plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Adviser Class Shares. For the period February 12, 2003 through July 31, 2003, the All Cap Core Fund incurred $636 in fees pursuant to the 12b-1 plan.

                       REPORT OF THE INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
OPTIMUM Q'TM' FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Optimum Q'TM' Funds, comprising the Optimum Q-All Cap Core Fund, Optimum Q-Balanced Growth Fund and
Optimum Q-Capital Conservation Fund (the 'Funds') as of July 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for the ten-month period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Optimum Q'TM' Funds as of July 31, 2003, and the results of its operations, changes in net assets and financial highlights for the ten-month period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP


Milwaukee, Wisconsin
August 29, 2003

ADDITIONAL INFORMATION

INFORMATION ABOUT THE TRUSTEES

The Board of Trustees of the Trust supervises the management and affairs of the Funds. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling toll-free 1-86-OPTIMUM-Q (1-866-784-6867).

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
                                                                              # OF
                                      TERM OF                              PORTFOLIOS
                                    OFFICE AND                               IN FUND
                       POSITION(S)   LENGTH OF                               COMPLEX               OTHER
                        HELD WITH      TIME      PRINCIPAL OCCUPATION(S)    OVERSEEN     TRUSTEESHIPS/DIRECTORSHIPS
NAME, ADDRESS AND AGE     FUND        SERVED     DURING PAST FIVE YEARS    BY TRUSTEE         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Albert H. Elfner,     Trustee      Indefinite   Chairman, Evergreen            3        Unitel Corp, investor
 III                                term; Since  Investment Management,                  owned utility (1998-
 53 Chestnut Street                 August 2002  an investment                           present).
 Boston, MA 02114                                management company
 DOB: 10/6/44                                    (1996-1999);
                                                 Chairman/CEO, Keystone
                                                 Investment, an
                                                 investment company
                                                 (1992-1996).
-------------------------------------------------------------------------------------------------------------------
 Jean E. de Valpine    Trustee,     Indefinite   Retired                        3        MDT Advisers, an
 c/o 125               Chairman     Term; Since                                          investment adviser
 CambridgePark                      August 2002                                          (1987-2002); Visarc, Inc.,
 Drive                                                                                   a computer company
 Cambridge, MA 02140                                                                     (1986-present); TradeCraft
 DOB: 12/14/21                                                                           Corp., a patent company
                                                                                         (1998-present).
-------------------------------------------------------------------------------------------------------------------
 C. Roderick O'Neil    Trustee      Indefinite   Chairman, O'Neil               3        Chairman, Fort Dearborn
 O'Neil Associates                  term; Since  Associates, an                          Fund, a closed end bond
 P.O. Box 405                       August 2002  investment consultant                   fund (1992-present);
 South Glastonbury,                              (1984-present).                         Beckman Coulter, Inc.
 CT                                                                                      (Director Emeritus
 06073-0405                                                                              beginning in 2003), a
 DOB: 1/26/31                                                                            medical instruments
                                                                                         company (1994-present);
                                                                                         Ambac Financial Services,
                                                                                         an insurance company
                                                                                         (1991-2001); Memorial
                                                                                         Drive Trust, profit
                                                                                         sharing accounts
                                                                                         (1974-2002); CIIT, a money
                                                                                         market fund
                                                                                         (1996-present).
-------------------------------------------------------------------------------------------------------------------
 Harland A. Riker,     Trustee      Indefinite   Retired                        3        Interstate Resource, a
 Jr.                                term; Since                                          paper/packaging company;
 c/o 125                            August 2002                                          Chairman of Advisory
 CambridgePark                                                                           Board, Palamon Capital
 Drive                                                                                   Partners, a UK-based
 Cambridge, MA 02140                                                                     private equity firm
 DOB: 8/1/28                                                                             investing in Europe;
                                                                                         Provident Art Trust
                                                                                         Foundation.

INTERESTED TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------------
                                                                              # OF
                                      TERM OF                              PORTFOLIOS
                                    OFFICE AND                               IN FUND
                       POSITION(S)   LENGTH OF                               COMPLEX               OTHER
                        HELD WITH      TIME      PRINCIPAL OCCUPATION(S)    OVERSEEN     TRUSTEESHIPS/DIRECTORSHIPS
                          FUND        SERVED   NADURINGDPAST FIVEAYEARS    BY TRUSTEE         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 R. Schorr Berman*     Trustee,     Indefinite   President and Chief            3        Arthur D. Little, Inc., a
 125 CambridgePark     President    Term; Since  Investment Officer, MDT                 consulting company
 Drive                              August 2002  Advisers, a division of                 (1999-2001); Archwireless,
 Cambridge, MA 02140                             Harris Bretall Sullivan                 wireless data solutions
 DOB: 8/22/48                                    & Smith, LLC, an                        (1987- 2002); Mercury
                                                 investment adviser and                  Computer Systems, a
                                                 its predecessor, MDT                    digital signal and image
                                                 Advisers, Inc. (1987-                   processing company
                                                 present).                               (1993-2000); Keurig
                                                                                         Premium Coffee System, a
                                                                                         signal/cup coffee brewing
                                                                                         system (2001-present);
                                                                                         Intranets.com, an intranet
                                                                                         software company
                                                                                         (1999-present); iDolls, an
                                                                                         internet customized doll
                                                                                         company (1999-2001); Kid
                                                                                         Galaxy, a company selling
                                                                                         high quality children's
                                                                                         toys (1998-2001); Conxus,
                                                                                         a wireless voice messaging
                                                                                         company, (ended 1999).
-------------------------------------------------------------------------------------------------------------------
 John C. Duane         Treasurer    Indefinite   Controller, MDT               N/A       N/A
 125 CambridgePark                  Term; Since  Advisers, a division of
 Drive                              2002         Harris Bretall Sullivan
 Cambridge, MA 02140                             & Smith, LLC, an
 DOB: 5/21/54                                    investment adviser and
                                                 its predecessor, MDT
                                                 Advisers, Inc. (1999-
                                                 present); Controller,
                                                 Bank Boston, N.A.,
                                                 investment banking
                                                 company (1995-1999).
-------------------------------------------------------------------------------------------------------------------
 John F. Sherman       Secretary    Indefinite   Portfolio Manager, MDT        N/A       N/A
 125 CambridgePark                  Term; Since  Advisers, a division of
 Drive                              August 2002  Harris Bretall Sullivan
 Cambridge, MA 02140                             & Smith, LLC, an
 DOB: 8/28/67                                    investment adviser and
                                                 its predecessor, MDT
                                                 Advisers, Inc (2000-
                                                 present); Senior
                                                 Analyst, Citizens
                                                 Financial Group, a
                                                 banking company
                                                 (1999-2000); Senior
                                                 Analyst, FDIC, bank
                                                 supervisor (1991-1999).

------------

* Mr. Berman is considered an 'interested person' as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.

[OPTIMUM LOGO]    Optimum Q'TM'
                  FUNDS

INVESTMENT ADVISER       INDEPENDENT AUDITORS             LEGAL COUNSEL
MDT Advisers,            Ernst & Young LLP                Paul, Hastings, Janofsky &
a division of Harris     111 East Kilbourn Avenue         Walker, LLP
Bretall Sullivan &       Milwaukee, WI 53202              55 Second Street, 24th Floor
Smith, LLC                                                San Francisco, CA 94105
125 CambridgePark Drive
Cambridge, MA 02140


CUSTODIAN                ADMINISTRATOR, TRANSFER AGENT    DISTRIBUTOR
U.S. Bank, N.A.          AND FUND ACCOUNTANT              Quasar Distributors, LLC
425 Walnut Street        U.S. Bancorp Fund Services, LLC  615 E. Michigan Street
Cincinnati, OH 45202     615 E. Michigan Street           Milwaukee, WI 53202
                         Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the Optimum QTM Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-86-OPTIMUM-Q (1-866-784-6867) or at www.optimumqfunds.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant has posted its code of ethics on its Internet website: www.optimumqfunds.com.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Albert H. Elfner, III and C. Roderick O'Neil are the audit committee financial experts and are considered to be independent.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Optimum Q Funds
                       -----------------------------------------

         By (Signature and Title) /s/ R. Schorr Berman
                                  -----------------------------------
                                      R. Schorr Berman, President

         Date  10/06/03
              -------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ R. Schorr Berman
                                 ------------------------------------
                                       R. Schorr Berman, President

         Date 10/06/03
              -------------------------------------------------------

         By (Signature and Title)  /s/ John C. Duane
                                 ------------------------------------
                                       John Duane, Treasurer

         Date  10/06/03
              -------------------------------------------------------

                            STATEMENT OF DIFFERENCES

The trademark symbol shall be expressed as.................................'TM'